Long-Term Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Long-Term Debt
2.	Long-Term Debt

Long-term debt consists of the following as of March 31, 2014 and December 31, 2013 (in thousands):

Description	March 31, 2014	December 31, 2013
Long-term Debt
Debentures (a)	$—	$6,890
Second Lien Term Loan Facility (b)(1)	293,280	293,821
NPI Note, due June 2014(2)	8,286	8,028
Senior Secured Revolving Credit Facility (c)	—	115,000
Other	2,361	3,203

Total debt	$303,927	$426,942
Less current portion	13,086	20,120

Long-term debt	$290,841	$406,822

(1)	The Second Lien Term Loan Facility was repaid in full and retired in April 2014.
(2)	The NPI Note was repaid in full in April 2014.

Debentures (a)

In June of 2011, Rice Drilling B sold $60.0 million of its 12% Senior Subordinated Convertible Debentures due 2014 (the “Debentures”) in a private placement to certain accredited investors as defined in Rule 501 of Regulation D. The Debentures accrued interest at 12% per year payable monthly in arrears by the 15th day of the month and mature on July 31, 2014 (“Maturity Date”). The Debentures were Rice Drilling B’s unsecured senior obligations and ranked equally with all of Rice Drilling B’s then-current and future senior unsecured indebtedness.

From July 31, 2013 through August 20, 2013 (the “put redemption period”), any holder of Debentures had the right to cause Rice Drilling B to repurchase all or any portion of the Debentures owned by such holder at 100% of the portion of the principal amount of the Debentures as to which the right was being exercised, plus a premium of 20%. During the put redemption period, Rice Drilling B repurchased $53.1 million of outstanding Debentures and paid a put premium of $10.6 million in accordance with the terms of the agreements.

At any time after July 31, 2013 until the Maturity Date, Rice Drilling B had the right to redeem all, but not less than all, of the Debentures on 30 days prior written notice at a redemption price equal to 100% of the principal amount of the Debentures plus a premium of 50%. In connection with the IPO, the Debentures and warrants of Rice Drilling B were amended to become convertible or exercisable for shares of common stock of Rice Energy Inc. On February 28, 2014, Rice Drilling B issued a redemption notice on the remaining Debentures, which set a redemption date of March 28, 2014. Prior to the redemption date, $6.6 million of the Debentures were converted into 570,945 shares of Rice Energy Inc. common stock. The remaining principal balance of $0.3 million was not converted and is recorded as an accrued liability as of March 31, 2014 in the amount of $0.4 million, including the 50% premium of $0.1 million, and will be paid upon request from holders of the remaining Debentures. The premium of $0.1 million was recorded to expense in the three months ended March 31, 2014. As the principal amount of the Debentures outstanding has been reduced to zero, Rice Drilling B is no longer required to maintain restricted cash or comply with the restrictive covenants which apply thereto.

In connection with the convertible debt offering, Rice Drilling B granted warrants that were issued on August 15, 2011, to certain of the broker-dealers involved in the private placement. These warrants are considered to be separate instruments issued solely in lieu of cash compensation for services provided by the broker-dealers. Two separate classes of warrants were issued with the sole difference being the exercise price. At March 31, 2014, 1,137 warrants remain exercisable at a weighted average price of $11.01 per share of Rice Energy Inc. common stock. The 1,137 warrants are exercisable into up to 982,837 shares. During the quarter ended March 31, 2014, warrants were exercised in exchange for 54,032 shares of Rice Energy Inc. common stock.

Second Lien Term Loan Facility (b)

On April 25, 2013, Rice Drilling B entered into a Second Lien Term Loan Facility (“Second Lien Term Loan Facility”) with Barclays Bank PLC, as administrative agent, and a syndicate of lenders in an aggregate principal amount of $300.0 million. Rice Drilling B estimated the discount on issuance of this instrument based upon an estimate of market rates at the inception of the instrument and recorded a discount of $4.5 million. The discount was being amortized over the life of the note using an effective interest rate of 0.284%. As of March 31, 2014, Rice Drilling B had a balance of $293.3 million relating to the Second Lien Term Loan Facility, this included borrowings outstanding of $297.0 million less a discount of $3.7 million. The Second Lien Term Loan Facility was to mature on October 25, 2018. Approximately $7.4 million in fees were capitalized in connection with the Second Lien Term Loan Facility. On April 25, 2014, the Company used a portion of the net proceeds from the Senior Notes Offering to repay and retire the Second Lien Term Loan Facility in the amount of $301.8 million.

Rice Drilling B was in compliance with the covenants and ratios under the Second Lien Term Loan Facility as of March 31, 2014.

Senior Secured Revolving Credit Facility (c)

On April 25, 2013, Rice Drilling B entered into a Senior Secured Revolving Credit Facility (“Senior Secured Revolving Credit Facility”) with Wells Fargo Bank, N.A., as administrative agent, and a syndicate of lenders with a maximum credit amount of $500.0 million and a sublimit for letters of credit of $10.0 million. Concurrently with the closing of Rice Energy’s IPO, on January 29, 2014, Rice Drilling B amended its Senior Secured Revolving Credit Facility to, among other things, allow for the corporate reorganization that was completed simultaneously with the closing of the IPO, add Rice Energy Inc. as a guarantor, increase the maximum commitment amount to $1.5 billion and lower the interest rate on amounts borrowed under the Senior Secured Revolving Credit Facility. The Company used a portion of the net proceeds of the IPO to repay $115.0 million of borrowings under the Senior Secured Revolving Credit Facility. After giving effect to the amendment, the borrowing base under the Senior Secured Revolving Credit Facility was increased to $350.0 million as a result of the Marcellus JV Buy-In. The amount available to be borrowed under the Senior Secured Revolving Credit Facility is subject to a borrowing base that is redetermined semiannually as of each January 1 and July 1 and depends on the volumes of Rice Drilling B’s proved oil and gas reserves and estimated cash flows from these reserves, its commodity hedge positions, and other factors. The next redetermination is scheduled to occur in May 2014. As of March 31, 2014, the borrowing base was $350.0 million and the sublimit for letters of credit was $100.0 million. Rice Drilling B had no borrowings and approximately $71.3 million in letters of credit outstanding under its Senior Secured Revolving Credit Facility as of March 31, 2014, resulting in availability of $278.7 million.

Eurodollar loans under the Senior Secured Revolving Credit Facility bear interest at a rate per annum equal to LIBOR plus an applicable margin ranging from 150 to 250 basis points, depending on the percentage of borrowing base utilized. Base rate loans bear interest at a rate per annum equal to the greatest of (i) the agent bank’s reference rate, (ii) the federal funds effective rate plus 50 basis points and (iii) the rate for one month Eurodollar loans plus 100 basis points, plus an applicable margin ranging from 50 to 150 basis points, depending on the percentage of borrowing base utilized. Rice Drilling B is subject to the same financial ratios and substantively the same restricted covenants as under the Senior Secured Revolving Credit Facility prior to such amendment. The Senior Secured Revolving Credit Facility will mature upon the earlier of the date that is five years following the closing of the amendment and the date that is 180 days prior to the maturity of the Second Lien Term Loan Facility, if any amounts are outstanding under that facility as of such date.

Concurrently with the Senior Notes Offering (as defined below), the Company, as borrower, and Rice Drilling B, as predecessor borrower, amended and restated its Senior Secured Revolving Credit Facility (“Amended Credit Agreement”) to, among other things, assign all of its rights and obligations under the Senior Secured Revolving Credit Facility to the Company, and the Company assumed all such rights and obligations as borrower under the Amended Credit Agreement. Please see “14. Subsequent Events—Third Amended and Restated Credit Agreement” for additional details on the Amended Credit Agreement.

Rice Drilling B was in compliance with the covenants and ratios under its Senior Secured Revolving Credit Facility as of March 31, 2014.

6.25% Senior Notes Due 2022

On April 25, 2014, the Company offered $900.0 million (the “Senior Notes Offering”) in aggregate principal amount of 6.25% senior notes due 2022 (the “Notes”) in a private placement to eligible purchasers under Rule 144A and Regulation S of the Securities Act, which resulted in net proceeds to it of $882.7 million after deducting estimated expenses and underwriting discounts and commissions of approximately $17.3 million. The Company used $301.8 million of the net proceeds to repay and retire the Second Lien Term Loan Facility, with the remainder expected to be used to fund the Company’s 2014 capital expenditure program.

Expected Aggregate Maturities

Expected aggregate maturities of notes payable as of March 31, 2014 are as follows (in thousands):

Remainder of Year Ended December 31, 2014(1)	$13,086
Year Ended December 31, 2015	2,847
Year Ended December 31, 2016	2,257
Year Ended December 31, 2017	2,173
Year Ended December 31, 2018 and Beyond(2)	283,564

Total	$303,927

(1)	Includes $8.3 million attributable to the NPI Note, which was repaid in full in April 2014.
(2)	Excludes $900.0 million attributable to the Notes issued in the Senior Notes Offering in April 2014.

Interest paid in cash was $7.0 million and $3.4 million for the three months ended March 31, 2014 and 2013, respectively.

4.	Long-Term Debt

Long-term debt consists of the following as of December 31, 2013 and 2012 (in thousands):

Description	December 31, 2013	December 31, 2012
Long-term Debt
Debentures (a)	$6,890	$60,000
Wells Fargo Energy Capital Credit Facility (b)	—	70,000
Second Lien Term Loan Facility (c)	293,821	—
NPI Note (d)	8,028	15,282
Senior Secured Revolving Credit Facility (e)	115,000	—
Other	3,203	4,038

Total debt	$426,942	$149,320
Less current portion	20,120	8,814

Long-term debt	$406,822	$140,506

Debentures (a)

In June of 2011, the Company sold $60.0 million of its 12% Senior Subordinated Convertible Debentures due 2014 (“the Debentures”) in a private placement to certain accredited investors as defined in Rule 501 of Regulation D. The Debentures accrue interest at 12% per year payable monthly in arrears by the 15th day of the month and mature on July 31, 2014 (“Maturity Date”). The Debentures are the Company’s unsecured senior obligations and rank equally with all of the Company’s current and future senior unsecured indebtedness.

From July 31, 2013 through August 20, 2013 (“the put redemption period”), any holder of Debentures had the right to cause the Company to repurchase all or any portion of the Debentures owned by such holder at 100% of the portion of the principal amount of the Debentures as to which the right was being exercised, plus a premium of 20%. During the put redemption period, the Company repurchased $53.1 million of outstanding Debentures and paid a put premium of $10.6 million in accordance with the terms of the agreements. The put redemption period expired in the nine months ended September 30, 2013 and the Company recorded the premium of $10.6 million as a loss on extinguishment of debt in the statement of consolidated operations for the year ended December 31, 2013.

At any time after July 31, 2013 until the Maturity Date, the Company has the right to redeem all, but not less than all, of the Debentures on 30 days prior written notice at a redemption price equal to 100% of the principal amount of the Debentures plus a premium of 50%. In connection with the IPO, the convertible debentures and warrants of Rice Drilling B were amended to become convertible or exercisable for an aggregate 1,671,800 shares of common stock of Rice Energy Inc. Through March 10, 2014, approximately $5.0 million of the convertible debentures had been converted into 433,073 shares of Rice Energy Inc. common stock. On February 28, 2014, the Company issued a call notice on the remaining convertible debentures, requiring a response by March 30, 2014. Amounts not converted by the redemption date will receive a cash payment from the Company of 100% of the principal amount plus a premium of 50%, which could result in additional costs of $1.0 million if all remaining convertible debentures are redeemed. As the principal amount of the convertible debentures outstanding has been reduced to less than $5.0 million, the Company is no longer required to maintain restricted cash.

In connection with the convertible debt offering, Rice Drilling B granted warrants that were issued on August 15, 2011, to certain of the broker-dealers involved in the private placement. These warrants are considered to be separate instruments issued solely in lieu of cash compensation for services provided by the broker-dealers. Two separate classes of warrants were issued (Normal and Bonus), the sole difference being the exercise price.

The fair value of these warrants at the date of grant was estimated using the Black-Scholes valuation model with the following assumptions:

Dividend yield	—%
Expected volatility	72.1%
Risk-free rate	0.96%
Expected life	5 years

“Normal” warrant
Number of warrants issued	1,044
Exercise price	$10,000
Grant date fair value, per unit	$2,569
Weighted average contractual life	5 years

“Bonus” warrant
Number of warrants issued	192
Exercise price	$6,250
Grant date fair value, per unit	$3,184
Weighted average contractual life	5 years

The fair value of $3.3 million of the above warrants were recorded as a deferred financing cost during the year ended December 31, 2011, and were amortized over the term of the Debentures. Subsequent to December 31, 2013, two warrants had been exercised in exchange for 1,728 shares of Rice Energy Inc. common stock. If all warrants are exercised approximately 1.1 million shares of Rice Energy Inc. common stock would be issued.

Wells Fargo Energy Capital Credit Facility (b)

In November of 2012, the Company amended and restated its then existing credit facility with Wells Fargo. In connection with the amendment and restatement, a lender was added to the new facility. The amendment and restatement was accounted for as a modification of the debt, resulting in $0.2 million of third-party costs associated with the amendment and restatement being expensed. The Wells Fargo Energy Capital Credit Facility (“Wells Fargo Energy Capital Credit Facility”) was subject to a maximum borrowing base equal to $200.0 million, as determined unanimously by Wells Fargo Energy Capital, in accordance with customary lending practices. This loan was repaid using proceeds from the Second Lien Term Loan Facility during the second quarter of 2013.

Second Lien Term Loan Facility (c)

On April 25, 2013, the Company entered into a Second Lien Term Loan Facility (“Second Lien Term Loan Facility”) with Barclays Bank PLC, as administrative agent, and a syndicate of lenders in an aggregate principal amount of $300.0 million. The Company estimated the discount on issuance of this instrument based upon an estimate of market rates at the inception of the instrument and recorded a discount of $4.5 million. The discount is being amortized over the life of the note using an effective interest rate of 0.284% using the effective yield method. As of December 31, 2013, the Company had a balance of $293.8 million relating to the Second Lien Term Loan Facility, this includes borrowings outstanding of $297.7 million less a discount of $3.9 million. The Second Lien Term Loan Facility matures October 25, 2018. Approximately $7.3 million in fees were capitalized in connection with the Second Lien Term Loan Facility.

Principal amounts borrowed under the Second Lien Term Loan Facility are payable in an amount equal to 0.25% of the initial principal amount at the end of each quarter with the remainder payable on the maturity date. Interest is payable in arrears at the end of each quarter and on the maturity date. The Company has the choice to borrow in Eurodollars or at the base rate. Eurodollar loans bear interest at a rate per annum equal to LIBOR plus 725 basis points. Base rate loans bear interest at a rate per annum equal to the greatest of (i) 2.25%, (ii) the agent bank’s reference rate, (iii) the federal funds effective rate plus 50 basis points and (iv) the rate for one month Eurodollar loans plus 100 basis points, plus 625 basis points. The Company may prepay the borrowings under the Second Lien Term Loan Facility at any time, provided that any prepayments of principal amounts during the first year following the closing date are subject to a 2% premium and any prepayments of principal during the second year following the closing date are subject to 1% premium. The interest rate was 8.5% as of December 31, 2013.

The Second Lien Term Loan Facility is secured by liens on substantially all of the Company’s properties that are subordinated to the liens securing the revolving credit facility and guarantees from the Company’s subsidiaries other than any subsidiary that have been designated as an unrestricted subsidiary. The Second Lien Term Loan Facility contains restrictive covenants that may limit the Company’s ability to, among other things:

•	incur additional indebtedness;

•	sell assets;

•	withdraw funds from specified restricted account;

•	make loans to others;

•	make investments;

•	enter into mergers;

•	make or declare dividends;

•	hedge future production or interest rates;

•	incur liens; and

•	engage in certain other transactions without the prior consent of the lenders.

The Second Lien Term Loan Facility also requires the Company to maintain an asset coverage ratio, which is the ratio of the present value of oil and gas reserves (discounted at 10% per annum) to the sum of all secured debt (including any debt incurred by the Company’s Marcellus joint venture under its credit facility or any replacement or refinancing of its credit facility) of not less than 1.5 to 1.0.

The Company was in compliance with such covenants and ratios as of December 31, 2013.

NPI Note (d)

In November of 2012, in connection with the amendment of the Wells Fargo Credit Facility, the Company repurchased the NPI it had previously assigned to Wells Fargo for $26.5 million, of which $9.5 million was paid at the closing of the Wells Fargo Energy Capital Credit Facility and $17.0 million was financed by a note to Wells Fargo. The Company accounted for this as the acquisition of a mineral right and therefore capitalized this amount in proved properties and will amortize using the units of production method. There is no stated interest rate associated with this note and as a result, this note was considered to have below market financing rates. The Company estimated the discount on issuance of this instrument based upon an estimate of market rates at the inception of the instrument and recorded a discount of $2.0 million. The discount is being amortized over the life of the note using an effective interest rate of 12.10% using the effective yield method. As part of the use of proceeds from the Second Lien Term Loan Facility, the Company repaid $8.5 million of this note during the second quarter of 2013. A final payment of $8.5 million is due to be repaid in June of 2014.

Senior Secured Revolving Credit Facility (e)

On April 25, 2013, the Company entered into a revolving credit facility with Wells Fargo Bank, N.A., as administrative agent, and a syndicate of lenders with a maximum credit amount of $500.0 million and a sublimit for letters of credit of $10.0 million. As of December 31, 2013, the sublimit for the letters of credit was $100.0 million. The amount available to be borrowed under the revolving credit facility is subject to a borrowing base that is redetermined semiannually as of each January 1 and July 1 and depends on the volumes of our proved oil and gas reserves and estimated cash flows from these reserves and our commodity hedge positions. The next redetermination is scheduled to occur in April 2014. As of December 31 2013, the borrowing base was $200.0 million. As of December 31, 2013, we had $115.0 million in borrowings and approximately $22.5 million in letters of credit outstanding under our revolving credit facility. The revolving credit facility matures April 25, 2018.

Principal amounts borrowed are payable on the maturity date, and interest is payable quarterly for base rate loans and at the end of the applicable interest period for Eurodollar loans. The Company has a choice of borrowing in Eurodollars or at the base rate. Eurodollar loans bear interest at a rate per annum equal to LIBOR plus an applicable margin ranging from 175 to 275 basis points, depending on the percentage of our borrowing base utilized. Base rate loans bear interest at a rate per annum equal to the greatest of (i) the agent bank’s reference rate, (ii) the federal funds effective rate plus 50 basis points and (iii) the rate for one month Eurodollar loans plus 100 basis points, plus an applicable margin ranging from 75 to 175 basis points, depending on the percentage of our borrowing base utilized. The Company may repay any amounts borrowed prior to the maturity date without any premium or penalty other than customary LIBOR breakage costs. The weighted average interest rate was 2.39% as of December 31, 2013.

The credit facility is secured by liens on substantially all of the properties of the Company and guarantees from its subsidiaries other than any subsidiary that we have designated as an unrestricted subsidiary. The credit facility contains restrictive covenants that may limit our ability to, among other things:

•	incur additional indebtedness;

•	sell assets;

•	make loans to others;

•	make investments;

•	enter into mergers;

•	make or declare dividends;

•	hedge future production or interest rates;

•	incur liens; and

•	engage in certain other transactions without the prior consent of the lenders.

The credit facility also requires the Company to maintain the following three financial ratios, which are measured at the end of each calendar quarter:

•	a current ratio, which is the ratio of the Company’s consolidated current assets (includes unused commitment under the credit facility and excludes derivative assets) to its consolidated current liabilities, of not less than 0.75 to 1.0 as of March 31, 2013 and 1.0 to 1.0 at the end of each fiscal quarter thereafter;

•	a minimum interest coverage ratio, which is the ratio of consolidated EBITDAX based on the trailing twelve month period to consolidated interest expense, of not less than 2.5 to 1.0; and

•

an asset coverage ratio, which is the ratio of the present value of the Company’s oil and gas reserves (discounted at 10% per annum) to the sum of all our secured debt (including 50% of any debt incurred by the Company’s Marcellus joint venture under its credit facility or any replacement or refinancing of its credit facility) of not less than 1.5 to 1.0 so long as any debt is outstanding under the term loan facility.

The Company was in compliance with such covenants and ratios as of December 31, 2013.

Concurrently with the closing of Rice Energy’s IPO, the Company amended its revolving credit facility to, among other things, increase the maximum commitment amount to $1.5 billion and lower the interest rate owed on amounts borrowed under the revolving credit facility. After giving effect to the amendment, the borrowing base under the credit facility was increased to $350 million as a result of the Marcellus JV Buy-In. Eurodollar loans under the amended revolving credit facility bear interest at a rate per annum equal to LIBOR plus an applicable margin ranging from 150 to 250 basis points, depending on the percentage of borrowing base utilized. Base rate loans bear interest at a rate per annum equal to the greatest of (i) the agent bank’s reference rate, (ii) the federal funds effective rate plus 50 basis points and (iii) the rate for one month Eurodollar loans plus 100 basis points, plus an applicable margin ranging from 50 to 150 basis points, depending on the percentage of borrowing base utilized. The Company will be subject to the same financial ratios and substantively the same restricted covenants as under the revolving credit facility prior to such amendment. The amended revolving credit facility will mature upon the earlier of the date that is five years following the closing of the amendment and the date that is 180 days prior to the maturity of the second lien term loan facility, if any amounts are outstanding under that facility as of such date.

Expected aggregate maturities of notes payable subsequent to December 31, 2013, are as follows (in thousands):

2014	$20,120
2015	3,058
2016	2,277
2017	2,173
2018	399,314

Total	$426,942

Interest paid in cash was $27.7 million and $10.2 million for years ended December 31, 2013 and 2012, respectively. See Note 1 for information on capitalized interest.